Offerings	May 28, 2026
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities of Cemex, S.A.B. de C.V.
Fee Rate	0.01381%
Offering Note	Certain information has been omitted pursuant to Form S-3 Instructions to the Calculation of Filing Fee Tables and Related Disclosure 2(A)(iii)(c). An indeterminate aggregate initial offering price, principal amount or number of the securities of each identified class is being registered as may from time to time be issued at indeterminate prices In accordance with Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), the registrants are deferring payment of all of the registration fee. Any subsequent registration fees will be paid on a pay-as-you-go basis. The registrants will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Guarantees of Debt Securities
Fee Rate	0.01381%
Offering Note	See offering note 1. Issuable by Cemex Corp. Pursuant to Rule 457(n) under the Securities Act, no separate registration fee is payable in respect of the registration of the guarantees.